SCHEDULE OF RESTRICTED STOCK AWARD (Details) - Restricted Stock [Member] - shares	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of Restricted Stock Awards, Vested	322,798	1,370	1,370
Number of Restricted Stock Awards, Non-vested	2,550,000	321,428